Fair value of financial instruments (Narrative) (Details) - Volatility [Member]	Dec. 31, 2025
Minimum [Member] | Autods Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.10
Minimum [Member] | Yaballe Ltd. Acquisition [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.13
Minimum [Member] | Bernstein, Dreyer & Mikulic Gbr [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.10
Maximum [Member] | Autods Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.19
Maximum [Member] | Yaballe Ltd. Acquisition [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.54
Maximum [Member] | Bernstein, Dreyer & Mikulic Gbr [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.54